Profit from Operations - Summary of Employee Benefit Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [Abstract]
Wages and salaries	£ 2,651	£ 2,463	£ 2,131
Social security costs	223	207	216
Other pension and retirement benefit costs (note 11)	227	212	215
Share-based payments - equity and cash-settled (note 24)	120	123	117
Employee benefit costs	£ 3,221	£ 3,005	£ 2,679